Other Income	6 Months Ended
Jun. 30, 2019
Other Nonoperating Income [Abstract]
Components of Other Expense

	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2018	2019	2018
	$	$	$	$
Foreign exchange gain	595	4,794	182	4,774
Other income	19	19	67	49
Total	614	4,813	249	4,823

Other Nonoperating Income and Expense [Text Block]
The components of other income are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2018	2019	2018
	$	$	$	$
Foreign exchange gain	595	4,794	182	4,774
Other income	19	19	67	49
Total	614	4,813	249	4,823